Principal Accounting Policies (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2025 USD ($)	Apr. 01, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Apr. 01, 2023 CNY (¥)
Principal Accounting Policies [Line Items]
Short-term investments	¥ 4,000				$ 551
Cumulative-effect to retained earnings								¥ 2,800
CECL allowance amount (in Dollars) | $					$ 2,000		$ 3,000
Number of reporting unit	1	1
Total contract liabilities						¥ 1,600		¥ 4,500
Recognized revenue	¥ 1,500		3,700
Unearned revenue	1,800
Cost of revenue	368,240	$ 50,745	568,615	¥ 858,608
Advertising expenses	31,000		26,000	44,000
Research and development expenses	1,500		2,200	3,700
Government subsidies	400		3,000	300
Short-Term Debt [Member]
Principal Accounting Policies [Line Items]
Short-term investments
US [Member]
Principal Accounting Policies [Line Items]
Foreign currency exchange rate published by people’s bank of china	1				1
Convenience translation exchange rate published by the federal reserve board	1				1
RMB [Member]
Principal Accounting Policies [Line Items]
Foreign currency exchange rate published by people’s bank of china	7.095		7.1782		7.095		7.1782
Convenience translation exchange rate published by the federal reserve board	7.2567				7.2567
Cost of Product Sales [Member]
Principal Accounting Policies [Line Items]
Cost of revenue	¥ 360,100		¥ 560,100	842,700
Cost of Services [Member]
Principal Accounting Policies [Line Items]
Cost of revenue	¥ 8,200		¥ 8,500	¥ 15,900